FIRST FOCUS FUNDS

Supplement dated December 23, 2009
to the Prospectus dated August 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
BEYOND THAT CONTAINED IN THE PROSPECTUS
AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 18, 2009, First Focus Funds, Inc. (the “Company” or the “Funds”) entered into a Fund Accounting and Co-Administration Agreement with Jackson Fund Services (“JFS”), a division of Jackson National Asset Management, LLC.  JFS will act as the Funds’ Co-Administrator.  Your Prospectus is hereby amended as follows:

On page 44, under the heading “Co-Administrators,” please delete the first paragraph and replace it with the following:

Jackson Fund Services, a division of Jackson National Asset Management, LLC, 225 West Wacker Drive, Suite 1200, Chicago, Illinois, 60606, is Co-Administrator for each Fund, providing clerical, certain compliance, regulatory, accounting and other services.

On page 44, under the heading “Co-Administrators,” please delete the second paragraph and replace it with the following:

First National Bank also serves as Co-Administrator for each Fund, providing clerical, certain compliance, regulatory, accounting and other services.

On page 44, after the section “Co-Administrators,” please add the following section:

Compliance Services

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio, 43214, provides to the Funds certain Fund compliance services, anti-money laundering compliance services, and other consulting services.

Please retain this supplement for future reference.

FIRST FOCUS FUNDS

Supplement dated December 23, 2009
to the Statement of Additional Information dated August 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective December 18, 2009, First Focus Funds, Inc. (the “Company” or the “Funds”) entered into a Fund Accounting and Co-Administration Agreement with Jackson Fund Services (“JFS”), a division of Jackson National Asset Management, LLC.  JFS will act as the Funds’ Co-Administrator.  Your Statement of Additional Information is hereby amended as follows:

On page 21, under the section titled “MANAGEMENT OF THE COMPANY,” please delete the table titled “Other Executive Officers” and replace it with the following:

Other Officers

Name, Address and Age of Officers	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Daniel W. Koors 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606 Age: 39	Treasurer	Indefinite; December 2009.
Senior Vice President of Jackson National Asset Management (“JNAM”) and Jackson Fund Services (“JFS”), a division of JNAM, (2009 – present); Chief Financial Officer of JNAM and JFS (2007 – present); Vice President, Treasurer and Chief Financial Officer of investment companies advised by JNAM (2006 – present); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (“Jackson”) (2006 – present).  Formerly, Vice President of JNAM and JFS (2007 – 2008); Assistant Treasurer of investment companies advised by JNAM (2006); Partner of Deloitte & Touche LLP (2003 – 2006).

Rodney L. Ruehle 4041 North High Street Suite 402 Columbus, Ohio 43214 Age: 41	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; December 2009.
Director, Beacon Hill Fund Services, Inc. (2008 – present).  Formerly, Vice President, CCO Services, Citi Fund Services, Inc. (2004 – 2008); Director, Fund Administration, Citi Fund Services, Inc. (1995 – 2004).

Toni M. Bugni 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606 Age: 36	Secretary	Indefinite; December 2009.
Director of Compliance of JNAM and JFS (2008 – present).  Formerly, Compliance Manager of JNAM and JFS (2006 – 2008); Legal Assistant, MetLife Advisers, LLC (2004 – 2006); Regulatory Administration Senior Specialist, PFPC Inc. (2003 – 2004).

Danielle A. Hernandez 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606 Age: 29	Assistant Secretary	Indefinite; December 2009.
Senior Compliance Analyst of JNAM and JFS (2009 – present); Anti-Money Laundering Officer of investment companies advised by JNAM (2007 – present).  Formerly, Compliance Analyst of JNAM and JFS (2006 – 2009); Administrative Assistant of JNAM and JFS (2005 – 2006); Executive Assistant at the U.S. House of Representatives (2002 – 2005).

The following replaces the last sentence on page 22:

As of December 18, 2009, the Company’s officers and Directors, as a group, owned less than 1% of the Funds’ outstanding Shares.

The following replaces the second paragraph on page 23:

The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.  The officers of the Company, may, from time to time, serve as officers of other investment companies.  Jackson Fund Services (“JFS”), a division of Jackson National Asset Management, LLC, as the Funds’ Co-Administrator, receives fees from each of the Funds for acting as Co-Administrator.  Mr. Koors, Ms. Bugni, and Ms. Hernandez are employees of, and are compensated by, JFS.  Beacon Hill Fund Services, Inc. (“Beacon Hill”), provides the Funds with certain compliance services.  Mr. Ruehle is an employee of Beacon Hill, and as such, is compensated by Beacon Hill.

The following replaces the sixth paragraph on page 27:

Presently, the only arrangement under which the Funds provide non-standard disclosure is with JFS, as Co-Administrator, for Fund accounting purposes, under which JFS receives each Fund’s trade information electronically to facilitate calculation of each Fund’s daily NAV.  In addition, Beacon Hill receives certain trade information related to its provision of compliance services to the Funds.

On pages 31 and 32, please delete the section entitled “Co-Administrators” and replace it with the following:

Effective December 18, 2009, the Company appointed JFS to serve as Co-Administrator to each Fund pursuant to a Fund Accounting and Co-Administration Services Agreement between the Company and JFS dated December 18, 2009 (the “JFS Co-Administration Agreement”).  JFS is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.  Previous to JFS’ appointment as Co-Administrator, Citi Fund Services Ohio, Inc. (“CFSO”), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, served as Co-Administrator to each Fund pursuant to an Amended and Restated Co-Administration Agreement between CFSO and the Company dated February 13, 2008 and effective as of October 1, 2007 (the “CFSO Co-Administration Agreement”).

First National remains Co-Administrator to the Funds pursuant to a Co-Administration Agreement between the Company and First National dated October 1, 2006 (the “First National Co-Administration Agreement”).

Under the JFS Co-Administration Agreement, JFS provides mutual fund accounting, administrative, recordkeeping, tax-related, certain compliance, and other reporting services for the Funds.  As of the date of this supplement, no fees have been paid to JFS.

Under the CFSO Co-Administration Agreement, CFSO provided office space, facilities, equipment and personnel; prepared and filed the annual update and other amendments to the Company’s registration statement, and supplements to its Prospectus and SAI; prepared and filed timely notices required pursuant to Rule 24f-2 under the 1940 Act and semi-annual reports on Form N-SAR and N-CSR; coordinated and supervised the preparation and filing of tax returns; prepared materials necessary to register the securities of the Funds pursuant to state securities laws; calculated the income and expense accruals of the Funds; calculated daily net asset values and income factors of the Funds; maintained general and auxiliary ledgers; prepared financial statements; coordinated the printing and distribution of prospectuses, supplements, proxy materials and reports to Shareholders; coordinated the solicitation and tabulation of proxies in connection with Shareholder meetings; maintained each Funds’ expense accruals and control disbursements; obtained, maintained and filed the Funds’ fidelity bond required by the 1940 Act; assisted in developing compliance procedures for each Fund, and provided compliance monitoring services incorporating certain of those procedures, including, among other matters, compliance with each Fund’s investment objective, defined investment policies and restrictions, and tax diversification, distribution and income requirements; monitored each Fund’s status as a regulated investment company under Subchapter M of the Code, as amended; and generally assisted in each Fund’s administrative operations.

The following table details the fees paid by the Company to CFSO as Co-Administrator during the last three fiscal years:

FEES PAID TO CFSO AS CO-ADMINISTRATOR

	Year Ended March 31, 2007		Year Ended March 31, 2008		Year Ended March 31, 2009
Fund	Net Fees	Fees Waived	Net Fees	Fees Waived	Net Fees	Fees Waived
Short-Intermediate Fund	$ 68,408	-0-	$ 37,800	-0-	$ 38,759	-0-
Income Fund	$ 74,709	-0-	$ 48,400	-0-	$ 43,167	-0-
Balanced Fund	$ 41,334	-0-	$ 27,004	-0-	$ 21,557	-0-
Equity Fund	$ 131,366	-0-	$ 83,664	-0-	$ 66,604	-0-
Growth Fund	$ 89,273	-0-	$ 57,944	-0-	$ 45,091	-0-
Small Company Fund	$ 60,270	-0-	$ 34,758	-0-	$ 29,995	-0-
International Fund	$ 81,208	-0-	$ 78,362	-0-	$ 58,078	-0-
Large Cap Fund *	N/A	N/A	$ 7,113	-0-	$ 19,038	-0-
* As of March 31, 2007 the Large Cap Fund had not commenced operations.

Under the First National Co-Administration Agreement, First National has agreed to assist in the supervision of all aspects of the operations of the Funds except those performed by the Distributor, Transfer Agent, accountant, and Advisers of the Funds; serve as on-site liaison between the Company and the other service providers; furnish statistical and research data; assist in the preparation of compliance filings required under state securities laws; assist in the preparation, mailing, and filing of the Funds’ annual and semi-annual reports to Shareholders; assist in the preparation and distribution of proxy statements and related documents; and provide support for meetings of the Board of Directors of the Company.

The following table details the fees paid by the Company to First National under the First National Co-Administration Agreement, during the last three fiscal years:

FEES PAID TO FIRST NATIONAL AS CO-ADMINISTRATOR

	Year Ended March 31, 2007		Year Ended March 31, 2008		Year Ended March 31, 2009
Fund	Net Fees	Fees Waived	Net Fees	Fees Waived	Net Fees	Fees Waived
Short-Intermediate Fund	$10,988	-0-	$33,075	-0-	$33,914	-0-
Income Fund	$15,235	-0-	$42,350	-0-	$37,772	-0-
Balanced Fund	$ 7,706	-0-	$23,629	-0-	$18,862	-0-
Equity Fund	$25,316	-0-	$73,206	-0-	$58,278	-0-
Growth Fund	$16,340	-0-	$50,729	-0-	$39,454	-0-
Small Company Fund	$10,518	-0-	$30,413	-0-	$26,245	-0-
International Fund	$18,495	-0-	$68,567	-0-	$50,819	-0-
Large Cap Fund*	N/A	N/A	$ 5,914	-0-	$17,238	-0-
*           As of March 31, 2007 the Large Cap Fund had not commenced operations.

Compliance Services

Effective December 21, 2009, Beacon Hill, located at 4041 North High Street, Suite 402, Columbus, Ohio, 43214, provides certain compliance services to the Funds pursuant to the Compliance Services Agreement dated December 21, 2009 (the “Compliance Agreement”).  Under the Compliance Agreement, Beacon Hill designates one of its employees to serve as the Funds’ Chief Compliance Officer and Anti-Money Laundering Officer.  As of the date of this supplement, no fees have been paid to Beacon Hill.

On page 33, please delete the first paragraph and replace it with the following:

The Advisers and JFS each bear all expenses in connection with their respective performance of their services as investment advisers and Co-Administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for a Fund.  Each Fund will bear the following expenses relating to its operations:  organizational expenses; taxes; interest; any brokerage fees and commissions; fees and expenses of the Directors of the Company; SEC fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Co-Administrators, Custodian and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company’s existence; costs of Shareholders’ and Directors’ reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in a Fund’s operation.

Please retain this supplement for future reference.